American Century Investments
4500 Main Street
Kansas City, Missouri 64111

March 12, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:  American Century Asset Allocation Portfolios, Inc. (CIK 0001293210)

American Century Capital Portfolios, Inc. (CIK 0000908186)

American Century Growth Funds, Inc. (CIK 0001353176)

American Century Mutual Funds, Inc. (CIK 0000100334)

American Century Strategic Asset Allocations, Inc. (CIK 000094211)

American Century Variable Portfolios, Inc. (CIK 0000814680)

American Century World Mutual Funds, Inc. (CIK 0000872825)

Ladies and Gentlemen:

On behalf of the above-referenced  Registrants, transmitted herewith for filing pursuant to Rule 14a-6(a)  of Regulation 14(a) under the Securities Exchange Act of 1934 are preliminary proxy materials relating to a Special Meeting of the Registrants to be held on June 16, 2010.

If you have any questions or comments pertaining to this filing, please direct them to me at (816) 340-7276.

Sincerely,

/s/ Brian L. Brogan

Brian L. Brogan
Assistant Vice President